Finance debt	12 Months Ended
Dec. 31, 2023
Finance debts
Finance debt

19 Finance debt

	December 31, 2023				December 31, 2022
	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
(€ million)
Banks	2,810	600	1,116	4,526	3,645	851	1,999	6,495
Ordinary bonds		1,956	19,535	21,491		2,142	17,368	19,510
Sustainability-linked convertible bonds		9	917	926
Other financial institutions	1,282	356	148	1,786	801	104	7	912
	4,092	2,921	21,716	28,729	4,446	3,097	19,374	26,917

Finance debt increased by €1,812 million as disclosed in table “Changes in liabilities arising from financing activities” detailed at the end of this paragraph.

As of December 31, 2023, finance debt included €701 million of sustainability-linked financial contracts with leading banking institutions which provide for an adjustment mechanism of the funding cost linked to the achievement of certain sustainability targets, which are disclosed in the comment of ordinary bonds.

Eni entered into long-term borrowing facilities with the European Investment Bank. These borrowing facilities are subject to the retention of a minimum level of credit rating. According to the agreements, should the Company lose the minimum credit rating, new guarantees could be required to be agreed upon with the European Investment Bank. At December 31, 2023, debts subjected to restrictive covenants amounted to €732 million (€862 million at December 31, 2022). Eni was in compliance with those covenants.

Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which €16.8 billion were drawn as of December 31, 2023.

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2023:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Euro Medium Term Notes
Eni SpA	1,250	22	1,272	EUR	2033	4.250
Eni SpA	1,200	14	1,214	EUR	2025	3.750
Eni SpA	1,000	31	1,031	EUR	2029	3.625
Eni SpA	1,000	12	1,012	EUR	2026	1.500
Eni SpA	1,000	4	1,004	EUR	2030	0.625
Eni SpA	1,000	4	1,004	EUR	2026	1.250
Eni SpA	1,000	10	1,010	EUR	2031	2.000
Eni SpA	900	1	901	EUR	2024	0.625
Eni SpA	800	3	803	EUR	2028	1.625
Eni SpA	750	13	763	EUR	2024	1.750
Eni SpA	750	8	758	EUR	2027	1.500
Eni SpA	750	(3)	747	EUR	2034	1.000
Eni SpA	679	10	689	USD	2027	variable
Eni SpA	650	5	655	EUR	2025	1.000
Eni SpA	600	(2)	598	EUR	2028	1.125
Eni SpA	500	3	503	EUR	2025	1.275
Eni SpA	452		452	USD	2026	variable
Eni SpA	452	(1)	451	USD	2026	variable
Eni SpA	100	4	104	EUR	2028	5.441
Eni SpA	75	2	77	EUR	2043	3.875
Eni SpA	70	1	71	EUR	2032	4.000
Eni SpA	50	(1)	49	EUR	2031	4.800
Eni SpA – Sustainability-linked	1,000	(1)	999	EUR	2028	0.375
Eni SpA – Sustainability-linked	750	14	764	EUR	2027	3.625
	16,778	153	16,931
Other bonds
Eni SpA	905	7	912	USD	2028	4.750
Eni SpA	905	1	906	USD	2029	4.250
Eni USA Inc	362	1	363	USD	2027	7.300
Eni SpA	317	1	318	USD	2040	5.700
Eni Plenitude Wind 2022 SpA	17		17	EUR	2031	variable
Eni SpA – Sustainability-linked - Retail	2,000	44	2,044	EUR	2028	4.300
	4,506	54	4,560
	21,284	207	21,491

During 2023, a total of €4,000 million of ordinary bond were issued. The new issues concerned, in particular, a bond of €1,250 million within the Euro Medium Term Notes program and two sustainability-linked bond, the first intended for a retail public of €2,000 million and the second as part of the Euro Medium Term Notes program of €750 million. The sustainability parameters are: (i) net carbon footprint upstream (GHG emission Scope 1 and 2) equal to or less than 5.2 million tons of CO2 equivalent by December 31, 2025; (ii) renewable energy installed capacity of at least or more than 5 GW December 31, 2025. In case the Company misses those targets, a step-up mechanism will be applied, increasing the interest cost.

In addition, within the Euro Medium Term Notes program, a sustainability-linked bond was outstanding for a total nominal amount of €1,000 million which was indexed to achievement of the following sustainability targets: (i) net carbon footprint upstream (GHG emission Scope 1 and 2) equal to or less than 7.4 million tons of CO2 equivalent by 2024; (ii) renewable energy installed capacity of at least or more than 5 GW by 2025. In case the Company misses those targets, a step-up mechanism will be applied, increasing the interest cost.

As of December 31, 2023, ordinary bonds maturing within 18 months amounted to €2,821 million.

Information relating to the senior unsecured sustainability-linked convertible bonds is as follows:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Eni SpA – Convertible senior unsecured sustainability-linked bonds	1,000	5	1,005	EUR	2030	2.950
of which financial liabilities	920	6	926	EUR
of which equity	80	(1)	79	EUR

During 2023, Eni SpA issued a sustainability-linked senior unsecured convertible bond with an aggregate nominal amount of €1,000 million. The bonds will be convertible into Eni existing ordinary shares bought under the share buyback programme approved by the Shareholders’ Meeting held on 10 May 2023. The bonds will have a maturity of 7 years, will be issued at 100% of par and will pay an annual coupon of 2.95%. The conversion price will be €17.5513, representing a premium of 20% above the reference price of €14.6261, which has been determined as the volume weighted average price of Eni ordinary shares on the regulated market of Borsa Italiana on September 7, 2023, between the opening of trading and the pricing of the offering. The bonds will be linked to the achievement of sustainability targets related to Net Carbon Footprint Upstream (Scope 1 and 2) and renewable energy installed capacity, as detailed in the relevant terms and conditions.

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2023				December 31, 2022
	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)
Euro	3,469	3.3	20,293	2.4	3,994	0.9	17,171	1.8
U.S. dollar	614	5.5	4,342	5.9	337	2.2	5,298	5.1
Other currencies	9	2.5	2	5.9	115		2	2.4
	4,092		24,637		4,446		22,471

As of December 31, 2023, Eni retained committed borrowing facilities of €9,120 million (€8,298 million at December 31, 2022). Those facilities bore interest rates reflecting prevailing conditions in the marketplace. The breakdown of committed borrowing facilities are as follows:

(€ million)	December 31, 2023	December 31, 2022
Undrawn long-term sustainability-linked credit facilities with current portion of long-term	9,000	8,100
Other undrawn long-term borrowing facilities	12	2
Other drawn long-term borrowing facilities with current portion of long-term	3	70
Long-term borrowing facilities	9,015	8,172
Undrawn short-term borrowing facilities	38	43
Drawn short-term borrowing facilities	67	83
Short-term borrowing facilities	105	126
	9,120	8,298

As of December 31, 2023, Eni was in compliance with covenants and other contractual provisions in relation to borrowing facilities.

Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2023	December 31, 2022
Ordinary bonds and sustainability-linked bonds	21,025	18,167
Convertible sustainability-linked bonds	1,061
Banks	1,652	2,733
Other financial institutions	505	111
	24,243	21,011

Fair value of finance debts was calculated by discounting the expected future cash flows at discount rates ranging from 1.9% to 5.2% (1.8% and 5.1% at December 31, 2022).

Because of the short-term maturity and conditions of remuneration of short-term debt, the fair value approximated the carrying amount.

Changes in liabilities arising from financing activities

(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Long-term and current portion of long-term lease liabilietis	Total
2023
Carrying amount - beginning of the year	22,471	4,446	4,951	31,868
Cash flows	1,810	(1,495)	(963)	(648)
Currency translation differences	(144)	182	(116)	(78)
Changes in the scope of consolidation	38	352	13	403
Other non-monetary changes	462	607	1,451	2,520
Carrying amount - end of the year	24,637	4,092	5,336	34,065
2022
Carrying amount - beginning of the year	25,495	2,299	5,337	33,131
Cash flows	(3,944)	1,375	(994)	(3,563)
Currency translation differences	208	547	289	1,044
Changes in the scope of consolidation	477	(95)	(1,953)	(1,571)
Other non-monetary changes	235	320	2,272	2,827
Carrying amount - end of the year	22,471	4,446	4,951	31,868

Changes in the scope of consolidation referred to the acquisition of Novamont for €211 million and to the acquisitions in relation to renewables activities of the Plenitude business line for €33 million.

Other non-monetary changes include lease liabilities assumptions for €1,584 million and €1,047 million of trade payables on which payment term extensions have been negotiated, resulting in the classification of the debt as financial. Lease liabilities are described in note 13 – Right-of-use assets and lease liabilities.

Transactions with related parties are described in note 36 – Transactions with related parties